JOHN H. LIVELY, Managing Partner

 john.lively@practus.com

 11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

 (913) 660-0778

March 12, 2025

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 237 to the Trust’s Registration Statement under the Securities Act and Amendment No. 239 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add one new portfolio series to the Trust, the OTG Latin America ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP